Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Reserves
Share-based payment reserve	$ 22,692	$ 4	$ 4	$ 4	$ 4
Capital contribution reserve		4,591	3,652	4,591	3,452
Foreign currency translation reserve	3,044	3,285	$ 2,626	2,394	$ 1,015
Closing Balance	$ 25,736	$ 7,880		$ 5,850